UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                                 FORM 13F

                            FORM 13F COVER PAGE

               Report for the Quarter Ended June 30, 2001.

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Greenlight Capital, Inc.
Address:  420 Lexington Avenue, Suite 1740
          New York, NY   11111

13F File Number:    28-7484

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jeff Keswin
Title:    Co-President
Phone:    (212) 973-1900
Signature, Place, and Date of Signing:

     /S/ JEFF KESWIN          New York, New York       August 2, 2001
     ---------------          ------------------       ----------------

Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I  AM  SIGNING  THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE  ACT  OF
1934.

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      38

Form 13F Information Table Value Total:      $435,063


List of Other Included Managers:

No.       13F File Number               Name
---       ---------------               ----

                                              FORM 13F INFORMATION TABLE

                                                                                             VOTING AUTHORITY
                      TITLE                   VALUE     SHARES/     SH/  PUT/ INVSTMT    OTHER    ---------------------
NAME OF ISSUER      OF CLASS       CUSIP    (X$1,000)   PRN AMT     PRN  CALL DSCRETN  MANAGERS    SOLE     SHARED NONE
--------------      --------     ---------   --------   ---------   ---  ---- -------  --------  ---------  ------ ----
AKAMAI              SB NT CV     00971TAC5      4,550      100,000  PRN         SOLE               100,000
   TECHNOLOGIES INC 5.5%07
AMERICAN PHYSICIANS COM	         028884104     22,415    1,149,500  SH          SOLE             1,149,500
   CAPITAL
ASSISTED LIVING     COM          04543L109        131    1,093,600  SH          SOLE             1,093,600
   CONCEPTS INC
ASSISTED LIVING     SB DB        04543LAD1      4,400      137,500  PRN         SOLE               137,500
   CONCEPTS INC     CV 6%02
ASSISTED LIVING     SB DB        04543LAG4      2,453       76,650  PRN         SOLE                76,650
   CONCEPTS INC     CV 5.625%03
BINDVIEW DEV CORP   COM          090327107      4,177    1,979,600  SH          SOLE             1,979,600
BOOKHAM TECHNOLOGY  SPONSORED    09856Q108        145       50,000  SH          SOLE                50,000
   PLC		  ADR
CKE RESTAURANTS     SB NT CV     12561EAB1      5,568      106,050  PRN         SOLE               106,050
   INC              4.25%04
EBT INTL INC        COM          268248101        732      271,000  SH          SOLE               271,000
ELAN PLC            ADR          284131208      3,587       58,800  SH          SOLE                58,800
EMCOR GROUP INC     COM          29084Q100     18,581      514,000  SH          SOLE               514,000
FINOVA GROUP INC    COM          317928109      4,237    1,145,100  SH          SOLE             1,145,100
GUESS INC           COM          401617105      1,855      276,900  SH          SOLE               276,900
HAMILTON BANCORP    COM          407013101      2,151      307,300  SH          SOLE               307,300
   INC FLA
HAVAS ADVERTISING   SPONSORED    419313101      1,344      123,549  SH          SOLE               123,549
			  ADR
INSIGNIA FINL GROUP COM          45767A105     20,829    1,693,400  SH          SOLE             1,693,400
   INC NEW
LONE STAR           COM          542307103     10,336      795,700  SH          SOLE               795,700
   STEAKHOUSE
   SALOON
M D C HLDGS INC	  COM          552676108     44,342    1,252,600  SH          SOLE             1,252,600
MAGNA ENTMT CORP    CL A         559211107     18,828    2,946,500  SH          SOLE             2,946,500
MERCER INTL INC     SH BEN INT   588056101     17,371    2,517,500  SH          SOLE             2,517,500
METHODE ELECTRS INC CL A         591520200        860      100,000  SH          SOLE               100,000
NAVIGANT INTL INC   COM          63935R108     17,031    1,216,500  SH          SOLE             1,216,500
NEOMAGIC CORP       COM          640497103      4,029    1,259,100  SH          SOLE             1,259,100
NEOPHARM INC        COM          640919106     11,569      453,700  SH          SOLE               453,700
OMEGA WORLDWIDE     COM          68210B108      1,451      547,700  SH          SOLE               547,700
   INC
OMTOOL LTD          COM          681974101        449      554,800  SH          SOLE               554,800
OPTI INC            COM          683960108      1,557      408,700  SH          SOLE               408,700
PATINA OIL & GAS    COM          703224105      8,888      335,400  SH          SOLE               335,400
   CORP
PFSWEB INC          COM          717098107         26       24,321  SH          SOLE                24,321
RENAISSANCE         COM          75968A109      2,048    1,539,600  SH          SOLE             1,539,600
   WORLDWIDE INC
SAFEGUARD           SB NT CV     786449AE8      4,418       77,500  PRN         SOLE                77,500
   SCIENTIFICS INC  5%06
SECURITY CAP GROUP  CL B         81413P204     20,955      979,225  SH          SOLE               979,225
   INC
TERAYON 	        SB NT CONV   880775AC5      2,160       60,000  PRN         SOLE                60,000
   COMMUNICATION    5%07
   SYS
3 COM CORP          COM          885535104     19,315    4,066,400  SH          SOLE             4,066,400
UICI                COM          902737105      7,658      600,600  SH          SOLE               600,600
U S INDS INC NEW    COM          912080108      9,431    2,300,300  SH          SOLE             2,300,300
VISTEON CORP        COM          92839U107     92,187    5,015,600  SH          SOLE             5,015,600
WESTERN RES INC     COM          959425109     43,000    2,000,000  SH          SOLE             2,000,000



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